Note 9 - Liability for Employee Rights Upon Retirement	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Retirement Benefits [Text Block]

NOTE 8: LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

Israeli labor law requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain circumstances. Pursuant to Section 14 of the Israeli Severance Pay Law, 1963, all of the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments made in accordance with Section 14 relieve the Company from any future severance payments with respect to those employees. In accordance with the Israeli Severance Pay Law, 1963, severance payments, which are included in salary and employee benefits, were $10 and $35 for the three and nine months ended September 30, 2024, respectively, and $6 and $22 for the three and nine months ended September 30, 2023, respectively.

NOTE 9: LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

Israeli labor law requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain circumstances. Pursuant to Section 14 of the Israeli Severance Compensation Act, 1963, all the Company’s employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments made in accordance with Section 14 relieve the Company from any future severance payments in respect of those employees. In accordance with the Israeli Severance Compensation Act, payments for 2023 and 2022 were $33 and $51, respectively, which are included in salary and employee benefits within research and development expenses (Note 15).